19. LOANS AND FINANCING (Detail Narratives) - BRL (R$) R$ / shares in Units, R$ in Millions	Sep. 14, 2016	May 28, 2015	May 15, 2014	Jan. 28, 2010	Dec. 16, 2016	Sep. 29, 2016	Apr. 19, 2016	Jan. 12, 2016	Sep. 29, 2015	Jun. 20, 2013	May 15, 2013	Jun. 26, 2012	Jun. 06, 2012	May 31, 2007
Disclosure of continuing involvement in derecognised financial assets [line items]
Securitization of receivables					R$ 1,500.0
USD
Disclosure of continuing involvement in derecognised financial assets [line items]
Line of credit, revolving credit facility								R$ 1,000.0
Instrument Due on October 01, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Securitization of receivables									R$ 1,000.0
Interest rate									96.90%
Instrument Due on April 19, 2019 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Securitization of receivables							R$ 1,000.0
Interest rate							96.50%
Instrument Due on December 16, 2020 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate					96.00%
Instrument Due on December 18, 2023 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate					5.897%
Instrument Due on May 24, 2017 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Premium paid, net of interest		R$ 14.6
Instrument Due on May 24, 2017 [Member] | USD
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate														6.88%
Bonds issued														R$ 250.0
Amount of senior notes exchanged										R$ 29.3
Repurchase of senior notes		47.0	R$ 61.0
Outstanding balance of notes		112.8
Premium paid, net of interest		4.7
Instrument Due on May 22, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate											7.75%
Bonds issued											R$ 500.0
Percentage of yield to maturity											R$ 7.75
Instrument Due on January 28, 2020 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Amount of senior notes exchanged		120.7
Repurchase of senior notes	R$ 104.9	101.4
Outstanding balance of notes		118.3
Premium paid, net of interest	13.4	52.0
Senior notes issued		750.0
Instrument Due on January 28, 2020 [Member] | USD
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate				7.25%
Amount of senior notes exchanged				R$ 29.3						R$ 120.7
Repurchase of senior notes	32.2	101.4	R$ 409.6	47.0
Outstanding balance of notes		118.3		112.8
Premium paid, net of interest	4.1	16.0		14.6
Senior notes issued				R$ 750.0
Percentage of effective interest rate				7.54%
Instrument Due on June 6, 2022 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate												5.88%
Repurchase of senior notes	176.7
Outstanding balance of notes		258.6
Premium paid, net of interest	18.6
Senior notes issued												R$ 250.0
Percentage of effective interest rate												5.50%
Instrument Due on June 6, 2022 [Member] | USD
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate													5.88%
Repurchase of senior notes	54.2	577.1
Outstanding balance of notes		172.9
Premium paid, net of interest	R$ 5.7	R$ 79.4
Senior notes issued													R$ 500.0
Percentage of effective interest rate													6.00%
Instrument Due on May 03, 2022 [Member] | Euro Member Countries, Euro
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate		2.75%
Senior notes issued		R$ 500.0
Percentage of yield to maturity		R$ 2.822
Instrument Due on May 22, 2023 [Member] | USD
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate											3.95%
Bonds issued											R$ 500.0
Percentage of yield to maturity											R$ 4.135
Instrument Due on May 22, 2024 [Member] | USD
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate			4.75%
Bonds issued			R$ 750.0
Percentage of yield to maturity			R$ 4.952
Instrument Due on September 29, 2026 [Member] | USD
Disclosure of continuing involvement in derecognised financial assets [line items]
Interest rate						4.35%
Senior notes issued						R$ 500.0
Percentage of yield to maturity						R$ 4.625